Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Share-Based Compensation Expenses	The table below presents a summary of the Group’s share-based compensation expenses:
	For the Year Ended December 31,
	2024	2025
Selling expenses	1,553	461
General and administrative expenses	1,556,761	5,795,357
Research and development expenses	2,213	105
Total	$1,560,527	$5,795,923

Schedule of Key Assumptions Recorded Stock-Based Compensation Expense For Options	The key assumptions used to determine the fair value of the options at the respective grant dates in 2024 were as follows:
For the Year Ended December 31, 2024
Risk-free interest rate	3.91%~3.92%
Expected volatility	101.90%~111.35%
Expected dividend yield	0.00%
Exercise multiple	1.5
Fair value of underlying ordinary shares	$0.75~$6.15
Fair value of option*	$0.1463~$1.3057

*	One option can be exchanged for one ninth of ADS after the one-for-nine reverse ADS split.

Schedule of Share Option Activities Under The Option Plans

The following table summarized the Company’s share option activities under the Option Plans:

	Number of ordinary shares underlying	Weighted average exercise price
Balance, December 31, 2023	-	$-

Granted	967,076	$3.47
Exercised	-	$-
Forfeited	(15,300)	$0.75

Balance, December 31, 2024	951,776	$3.52

Exercisable, December 31, 2024	-	$-

Expected to vest, December 31, 2024	951,776	$3.52

Schedule of Restricted Share Unit Activities
	Number of ordinary shares underlying	Weighted average exercise price
Balance, December 31, 2024	951,776	$3.52

Forfeited	(90,132)	$0.75

Balance, December 31, 2025	861,644	$3.81

Exercisable, December 31, 2025	(287,215)	$3.81

Expected to vest, December 31, 2025	574,429	$3.81

The following table summarized the Company’s restricted share unit activities under the 2023 Plan:

	Nonvested ordinary shares underlying	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2023	-	$-

Granted	231,667	$1.59
Vested	(231,667)	$1.59
Forfeited	-	$-

Outstanding as of December 31, 2024	-	$-

The following table summarized the Company’s restricted share unit activities under the 2025 Plan:

	Nonvested ordinary shares underlying	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2024	-	$-

Granted	549,750	$1.01
Vested	(549,750)	$1.01
Forfeited	-	$-

Outstanding as of December 31, 2025	-	$-

The following table summarized the Group’s restricted share unit activities:

	Nonvested ordinary shares underlying	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2023	-	$-

Granted	692,321	$2.47
Vested	(692,321)	$2.47
Forfeited	-	$-

Outstanding as of December 31, 2024	-	$-

	Nonvested ordinary shares underlying	Weighted average fair value per ordinary share at the grant dates
Outstanding as of December 31, 2024	-	$-

Granted	4,403,640	$1.05
Vested	(4,403,640)	$1.05
Forfeited	-	$-

Outstanding as of December 31, 2025	-	$-